CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Income Statement [Abstract]
Revenue	[1]	$ 783,279	$ 844,836	$ 1,198,301
Cost of revenue	[1]	812,293	854,617	1,200,610
Gross loss		(29,014)	(9,781)	(2,309)
Operating expenses
Research and development expense	[1]	46,527	34,194	36,997
Sales, general and administrative	[1]	88,822	86,202	96,857
Restructuring charges (credits)		8,084	0	(517)
Total operating expenses		143,433	120,396	133,337
Operating loss		(172,447)	(130,177)	(135,646)
Other (expense) income, net
Interest expense	[1]	(27,848)	(31,859)	(25,831)
Loss on extinguishment of debt		(5,075)	0	0
Other, net		(33,693)	36,349	(1,961)
Other (expense) income, net		(66,616)	4,490	(27,792)
Loss before income taxes and equity in losses of unconsolidated investees		(239,063)	(125,687)	(163,438)
Provision for income taxes		(203)	(12,127)	(10,122)
Equity in losses of unconsolidated investees		(16,480)	(3,198)	(5,342)
Net loss		(255,746)	(141,012)	(178,902)
Net loss (income) attributable to noncontrolling interests		1,226	(1,619)	(4,157)
Net loss attributable to stockholders		$ (254,520)	$ (142,631)	$ (183,059)
Loss per share:
Basic (USD per share)		$ (6.79)	$ (5.82)	$ (8.61)
Diluted (USD per share)		$ (6.79)	$ (5.82)	$ (8.61)
Weighted average shares used in loss per share computation:
Basic (shares)		37,457	24,502	21,265
Diluted (shares)		37,457	24,502	21,265

[1]	We have related-party transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).